Investment in Associates and Joint Ventures - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions		3 Months Ended	12 Months Ended
	Oct. 06, 2020 shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($)	Oct. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares
Other income (loss) [member] | Low Income Housing Tax Credit [member]
Disclosure of investments in associates and joint ventures [line items]
Impairment loss					$ 89
TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	43.00%			43.19%
Gain on Sale on investment in TD Ameritrade		$ 1,400
Gain on Sale on investment in TD Ameritrade after tax		2,300
Fair value of outstanding shares				$ 12,000			$ 9
Closing price of shares | $ / shares							$ 38.38
Stock repurchased | shares			2,000,000	21,500,000
Ownership percentage threshold after stock repurchases that requires the bank to use reasonable effort to sell or dispose excess stock			45.00%
Maximum ownership percentage of the bank that is allowed to result after stock repurchases			47.00%
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture		3,400	$ 3,400	$ 3,200
Charles Schwab Corporate [member]
Disclosure of investments in associates and joint ventures [line items]
Number of common shares exchanged for each share | shares	1.0837
Equity investment percentage			13.51%
Percentage of acquired stake	13.50%
Percentage of voting common shares	9.90%
Fair value of outstanding shares		$ 14,000	$ 14,000			$ 10
Closing price of shares | $ / shares						$ 41.11